Fair Value Measurement - Additional Information (Details) $ / shares in Units, € in Thousands				12 Months Ended
	Dec. 18, 2020 shares	Nov. 23, 2020 USD ($) shares	Nov. 23, 2020 EUR (€) shares	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Nov. 23, 2020 kr / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 05, 2019 $ / shares	Nov. 29, 2019 $ / shares
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Share price | $ / shares							$ 9.42	$ 9.38	$ 9.37
FREYR AS
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of the redeemable preferred shares				$ 7,574,000	$ 15,069,000		$ 0
Fair value of warrant liability							$ 93,000
Outstanding warrant liability		$ 3,992,792
Warrant liability payable in cash		$ 360,000	€ 309	360,000
Capital contributions from settlement of the warrant liability (shares) | shares	2,208,865	2,208,865	2,208,865
Share price | kr / shares						kr 4.30
Redeemable preferred shares | FREYR AS
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of the redeemable preferred shares				7,574,000
Level 3 | FREYR AS
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of the redeemable preferred shares				$ 7,574,000	$ 15,069,000